Investment securities and other investments (Tables)	12 Months Ended
Dec. 31, 2021
Investment securities and other investments
Schedule of carrying value and fair value of the investment securities

	As of December 31, 2020
		Gross	Gross
		Unrealized/	Unrealized/	Foreign
		unrecognized	unrecognized	Currency
	Cost/Amortized	holding	holding	Translation	Fair
	cost	Gains	Losses	Adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	814,452	37,516	(285,567)	6,562	572,963
— Investee A	600,000	—	(208,199)	—	391,801
— Others	214,452	37,516	(77,368)	6,562	181,162
Debt investments	3,687,601	—	—	—	3,687,601
—Time deposits stated at amortized cost	3,510,822	—	—	—	3,510,822
—Other debt investments stated at amortized cost	176,779	—	—	—	176,779
Total	4,502,053	37,516	(285,567)	6,562	4,260,564

	As of December 31, 2021
		Gross	Gross
		Unrealized/	Unrealized/	Foreign
		unrecognized	unrecognized	Currency
	Cost/Amortized	holding	holding	Translation	Fair
	cost	Gains	Losses	Adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,661,212	6,300,946	(394,796)	(224,416)	13,342,946
— Investee A	600,000	—	(254,758)	—	345,242
— Investee B (Note 11)	6,751,890	5,573,162	—	(225,456)	12,099,596
— Others	309,322	727,784	(140,038)	1,040	898,108
Debt investments	24,202,483	14,383	(18,722,033)	(203,286)	5,291,547
— Convertible Note of Chengxin (Note 5)	19,563,591	—	(18,691,719)	(198,515)	673,357
—Time deposits stated at amortized cost	3,722,640	—	—	—	3,722,640
—Other debt investments stated at amortized cost	156,104	—	—	—	156,104
—Other debt investments under fair value option	760,148	14,383	(30,314)	(4,771)	739,446
Total	31,863,695	6,315,329	(19,116,829)	(427,702)	18,634,493

Schedule of debt investments stated at amortized cost, classified by the contractual maturity date of the investments

As of December 31
2021
RMB
Due in 1 year through 2 years	2,932,717
Due in 2 years through 3 years	789,615
Thereafter	156,412
Total	3,878,744